CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 278,943	¥ 317,218
Receivables from customers, fair value		1,595	1,803
Securities purchased under agreements to resell, fair value		1,354,529	1,529,451
Trading assets, securities pledged as collateral		8,215,463	8,114,490
Trading assets, fair value		7,389	8,133
Private equity investments, fair value		6,071	6,539
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		399,934	383,992
Other assets, fair value		95,334	90,984
Short-term borrowings, fair value		254,249	189,018
Securities sold under agreements to repurchase, fair value		592,943	982,567
Other liabilities, fair value		16,771	15,786
Long-term borrowings, fair value		¥ 2,723,301	¥ 2,578,489
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,822,562,601	3,822,562,601
Outstanding		3,597,179,205	3,598,865,213
Common stock held in treasury, shares		225,383,396	223,697,388

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.